December 13, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Registration Statement on Form N-14 (File No. 333-259932)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are hereby requesting series and class identifiers as follows:

A series identifier for the FS Multi-Strategy Alternatives Fund, a newly created series of the Trust;

a class identifier for Class A shares of the FS Multi-Strategy Alternatives Fund;

a class identifier for Class I shares of the FS Multi-Strategy Alternatives Fund;

a series identifier for the FS Chiron Real Asset Fund, a newly created series of the Trust;

a class identifier for Class A shares of the FS Chiron Real Asset Fund; and

a class identifier for Class I shares of the FS Chiron Real Asset Fund;

each of which were registered electronically via EDGAR through the filing of Form N-14 by the Trust on September 30, 2021 (Accession No. 0001398344-21-019475).

This submission is made pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of obtaining identifiers for the series and classes listed above.

If you have any questions regarding this submission, please contact the undersigned at 215.963.5862.

Sincerely,

/s/ David W. Freese
David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001